Fair Value Measurements - Valuation Of Convertible Notes (Details) $ / shares in Units, $ in Millions	Jun. 30, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 Y	Dec. 31, 2024	Dec. 17, 2024 $ / shares	Dec. 31, 2023 $ / shares
Fair Value Measurements
Aggregate principal amount | $			$ 28.3
Convertible debt accrued interest rate					8.00%
Par value per share (in $ per share) | $ / shares	$ 0.001	$ 0.001				$ 0.001	$ 0.001
Cara Therapeutics, Inc.
Fair Value Measurements
Par value per share (in $ per share) | $ / shares						$ 0.001
Convertible notes
Fair Value Measurements
Aggregate principal amount | $			$ 28.3
Convertible debt accrued interest rate					8.00%
Convertible notes | Time to Qualified/non-Qualified financing (in years)
Fair Value Measurements
Convertible note, measurement input				0.25
Convertible notes | Time to IPO (in years)
Fair Value Measurements
Convertible note, measurement input				0.25
Convertible notes | Time to reverse merger (in years)
Fair Value Measurements
Convertible note, measurement input				0.33
Convertible notes | Interest rate (risk-free)
Fair Value Measurements
Convertible note, measurement input				4.37	0.0437
Convertible notes | Conversion discount rate
Fair Value Measurements
Convertible note, measurement input					0.20